Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]
Balance at Dec. 31, 2020	$ 4	$ 91,810	$ (97,073)	$ (280)	$ 143	$ (5,396)
Balance, shares at Dec. 31, 2020	37,691
Issuance of preferred stock		475				475
Issuance of common stock, shares	242
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(7)				(7)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	8
Issuance of warrants		757				757
Stock-based compensation		1,003				1,003
Transactions with noncontrolling interests – LifeMap Sciences		(269)		269
Deconsolidation of LifeMap Sciences		143		(22)	(143)	(22)
Net loss			(8,675)	(10)		(8,685)
Balance at Dec. 31, 2021	$ 4	93,912	(105,748)	(43)		(11,875)
Balance, shares at Dec. 31, 2021	37,941
Temporary equity balance, value at Dec. 31, 2021
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(3)				(3)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	6,000
Issuance of warrants		178				178
Stock-based compensation		646				646
Fair value of liability classified warrants issued		3,666				3,666
Net loss			(7,759)	(2)		(7,761)
Balance at Sep. 30, 2022	$ 4	98,399	(113,507)	(45)		(15,149)
Balance, shares at Sep. 30, 2022	37,947,000
Balance at Dec. 31, 2021	$ 4	93,912	(105,748)	(43)		(11,875)
Balance, shares at Dec. 31, 2021	37,941
Temporary equity balance, value at Dec. 31, 2021
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(4)				(4)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	8
Issuance of warrants		178				178
Stock-based compensation		760				760
Fair value of liability classified warrants issued		4,148				4,148
Net loss			(10,462)	(60)		(10,522)
Balance at Dec. 31, 2022	$ 4	98,994	(116,210)	(103)		(17,315)
Balance, shares at Dec. 31, 2022	37,949
Temporary equity balance, shares at Dec. 31, 2022
Temporary equity balance, value at Dec. 31, 2022
Balance at Jun. 30, 2022	$ 4	97,850	(111,072)	(44)		(13,262)
Balance, shares at Jun. 30, 2022	37,945,000
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(1)				(1)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	2,000
Stock-based compensation		209				209
Fair value of liability classified warrants issued		341				341
Net loss			(2,435)	(1)		(2,436)
Balance at Sep. 30, 2022	$ 4	98,399	(113,507)	(45)		(15,149)
Balance, shares at Sep. 30, 2022	37,947,000
Balance at Dec. 31, 2022	$ 4	98,994	(116,210)	(103)		(17,315)
Balance, shares at Dec. 31, 2022	37,949
Issuance of preferred stock
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(1)				(1)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	2,000
Stock-based compensation		145				145
Fair value of liability classified warrants issued		879				879
Net loss			(11,347)	(6)		(11,353)
Temporary equity balance, shares									212,000	148,000
Temporary equity balance, value									$ 21,160	$ 14,840
Preferred stock issuance costs
Temporary equity balance, value									(25)	(17)
Temporary equity balance, value
Balance at Sep. 30, 2023	$ 4	100,017	(127,557)	(109)		(27,645)
Balance, shares at Sep. 30, 2023	37,951,000
Temporary equity balance, shares at Sep. 30, 2023							212,000	148,000	212,000	148,000
Temporary equity balance, value at Sep. 30, 2023							$ 21,135	$ 14,823	$ 21,135	$ 14,823
Balance at Jun. 30, 2023	$ 4	99,977	(122,156)	(121)		(22,296)
Balance, shares at Jun. 30, 2023	37,951,000
Temporary equity balance, shares at Jun. 30, 2023
Temporary equity balance, value at Jun. 30, 2023
Issuance of preferred stock
Stock-based compensation		40				40
Net loss			(5,401)	12		(5,389)
Temporary equity balance, shares									212,000	148,000
Temporary equity balance, value									$ 21,160	$ 14,840
Preferred stock issuance costs
Temporary equity balance, value									(25)	(17)
Temporary equity balance, value
Balance at Sep. 30, 2023	$ 4	$ 100,017	$ (127,557)	$ (109)		$ (27,645)
Balance, shares at Sep. 30, 2023	37,951,000
Temporary equity balance, shares at Sep. 30, 2023							212,000	148,000	212,000	148,000
Temporary equity balance, value at Sep. 30, 2023							$ 21,135	$ 14,823	$ 21,135	$ 14,823